Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2025
Receivables [Abstract]
Schedule of Accounts Receivable

Accounts receivable, net consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Accounts receivable	221,639	239,174
Allowance for credit losses (Note2(j))	(7,081)	(18,304)
Accounts receivable, net	214,558	220,870